OTHER GAINS AND LOSSES—NET (Details) - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
	Feb. 02, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Realized (losses) / gains on derivatives		€ (19,000)	€ 8,000	€ (23,000)	€ 62,000
Unrealized gains / (losses) on derivatives at fair value through profit and loss—net		(20,000)	(141,000)	(28,000)	(85,000)
Unrealized exchange losses from the remeasurement of monetary assets and liabilities – net		(1,000)	(2,000)	0	(1,000)
Losses on disposal		0	0	(6,000)	(1,000)
Other		(1,000)	1,000	1,000	1,000
Total other gains and losses - net		€ (41,000)	€ (134,000)	(56,000)	€ (24,000)
Proceeds from disposals, net of cash				300
Disposal groups classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Losses on disposal	€ (5,000)			€ 5,000